Intangible assets, net - Summary of Amortization expense Of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization of intangible assets	$ 27,288	$ 21,699	$ 16,137
Technology and Product Development [member]
Amortization of intangible assets	18,610	17,190	14,198
General and Administrative Expense [member]
Amortization of intangible assets	7,044	3,753	1,523
Selling and Marketing Expense [member]
Amortization of intangible assets	$ 1,634	$ 756	$ 416